WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS April 30, 1998 (unaudited)
--------------------------------------------------------------------------------
WINTHROP MUNICIPAL MONEY FUND

MUNICIPAL                           PRINCIPAL
OBLIGATIONS -- 97.3%                  AMOUNT       VALUE
                                    ----------  -----------
ALABAMA -- 3.1%
  Decatur, AL IDR SWDR (Amoco
    Chemical Co. Project) (LOC:
    Amoco Corp.) VRDN
    4.350%'D'DD'..................  $2,000,000  $ 2,000,000
                                                -----------
ALASKA -- 4.6%
  City of Valdez, Alaska Marine
    Terminal CP (ARCO Project)
    3.650%, 05/21/98..............   2,000,000    2,000,000
  City of Valdez, Alaska CP
    3.550%, 09/11/98..............   1,000,000    1,000,000
                                                -----------
                                                  3,000,000
                                                -----------
CALIFORNIA -- 1.5%
  Los Angeles County, CA TRANS GO
    Ser. A (LOC: Bayerische
    Landesbank) 4.250%,
    06/30/98......................   1,000,000    1,001,029
                                                -----------
COLORADO -- 1.5%
  City & County of Denver, CO
    Airport System CP (LOC:
    Bayerische Landesbank) 3.65%,
    05/19/98......................   1,000,000    1,000,000
                                                -----------
CONNECTICUT -- 1.2%
  Shelton, CT GO (Insured: MBIA)
    4.750%, 09/01/98..............     800,000      805,250
                                                -----------

FLORIDA -- 6.4%
  Florida Local Government
    Assistance CP (LOC: First
    Union National Bank of
    Florida) 3.500%, 09/08/98.....   2,000,000    2,000,000
  Orange County, FL School
    District TANS 4.250%,
    09/15/98......................   1,250,000    1,253,078
  University of North Florida
    Foundation, Inc. Revenue (LOC:
    First Union National Bank of
    North Carolina) VRDN
    4.150%'D'.....................     900,000      900,000
                                                -----------
                                                  4,153,078
                                                -----------
GEORGIA -- 1.5%
  Municipal Gas Authority of
    Georgia Revenue Ser. C (LOC:
    Wachovia Bank, Bank of
    America, Morgan Guaranty Trust
    Co., Bayerische Landesbank)
    VRDN 4.100%'D'DD'.............   1,000,000    1,000,000
                                                -----------

INDIANA -- 3.4%
  Mount Vernon, IN PCR CP (LOC:
    General Electric Company)
    3.600%, 05/22/98..............   1,200,000    1,200,000
  Mount Vernon, IN PCR CP (LOC:
    General Electric Company)
    3.500%, 06/11/98..............   1,000,000    1,000,000
                                                -----------
                                                  2,200,000
                                                -----------
KANSAS -- 0.9%
  Butler County, KS SWDR (Texaco
    Refining & Marketing) Ser. B
    (LOC: Texaco, Inc.) VRDN
    4.400%'D'DD'..................     600,000      600,000
                                                -----------




                                    PRINCIPAL
                                      AMOUNT       VALUE
                                    ----------  -----------

KENTUCKY -- 3.5%
  Pendelton County, KY CP (LOC:
    Bank of Australia) 3.650%,
    09/10/98......................  $2,250,000  $ 2,250,000
                                                -----------
LOUISIANA -- 6.5%
  Lake Charles Harbor & Terminal
    Distribution Port Revenue
    (LOC: National Westminster
    Bank) VRDN 4.200%'D'..........   1,000,000    1,000,000
  Plaquemines Parish, LA
    Environmental Revenue (British
    Petroleum Exploration & Oil,
    Inc.) (LOC: British Petroleum)
    VRDN 4.400%'D'DD'.............   2,100,000    2,100,000
  St. Charles Parish, LA PCR
    (Shell Oil Co. Norco Project)
    (LOC: Shell Oil Co.) VRDN
    4.350%'D'DD'..................   1,100,000    1,100,000
                                                -----------
                                                  4,200,000
                                                -----------
MARYLAND -- 1.5%
  Baltimore County, MD PCR CP
    (LOC: Baltimore Gas & Electric
    Co.) 3.500%, 08/12/98.........   1,000,000    1,000,000
                                                -----------
MASSACHUSETTS -- 3.1%
  Massachusetts Water Resource CP
    (LOC: Morgan Guaranty Trust
    Co.) 3.600%, 05/22/98.........   2,000,000    2,000,000
                                                -----------
MICHIGAN -- 4.8%
  Detroit, MI Water Supply System
    (LIQ: FGIC) VRDN 4.200%'D'....     800,000      800,000
  Michigan State HDA (Pine Ridge)
    (LOC: Wachovia Bank) VRDN
    4.050%'D'.....................   1,300,000    1,300,000
  Michigan State HDA (Harbortown,
    Ltd.) (LOC: Bankers Trust Co.)
    VRDN 4.225%'D'................   1,000,000    1,000,000
                                                -----------
                                                  3,100,000
                                                -----------
MINNESOTA -- 1.5%
  Minnesota State GO 4.500%,
    05/01/98......................     940,000      940,000
                                                -----------
NEBRASKA -- 1.9%
  Nebraska Higher Education Loan
    Program Ser. C (LOC: SLMA)
    VRDN 4.200%'D'................   1,200,000    1,200,000
                                                -----------
NEVADA -- 3.1%
  Clark County, NV IDR (LOC: ABN
    Amro Bank N.V.) VRDN
    4.400%'D'DD'..................   1,000,000    1,000,000
  Washoe County, NV Water Facility
    Revenue (Sierra Pacific Power
    Co. Project) (LOC: Union Bank
    of Switzerland) VRDN
    4.400%'D'.....................   1,000,000    1,000,000
                                                -----------
                                                  2,000,000
                                                -----------
NEW MEXICO -- 4.2%
  Farmington, NM PCR (LOC:
    Barclays Bank PLC) VRDN
    4.200%'D'DD'..................   2,700,000    2,700,000
                                                -----------

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL MONEY FUND

                                    PRINCIPAL
                                      AMOUNT       VALUE
                                    ----------  -----------
OHIO -- 3.1%
  Ohio State Air Quality
    Development Authority (LOC:
    Societe Generale) VRDN
    4.150%'D'.....................  $1,000,000  $ 1,000,000
  Toledo-Lucas County, OH Port
    Authority CP (LOC: Bank of
    Nova Scotia) 3.250%,
    05/12/98......................   1,000,000    1,000,000
                                                -----------
                                                  2,000,000
                                                -----------
PENNSYLVANIA -- 10.6%
  Allegheny County, PA IDA PCR CP
    (LOC: Commerzbank) 3.600%,
    06/04/98......................   2,000,000    2,000,000
  Allegheny County, PA IDA PCR CP
    (LOC: Commerzbank) 3.450%,
    06/09/98......................   2,000,000    2,000,000
  Indiana County, PA IDA PCR (LOC:
    Union Bank of Switzerland)
    VRDN 4.150%'D'................   1,400,000    1,400,000
  Philadelphia, PA School District
    TRANS (LOC: Commerzbank A.G.)
    4.500%, 06/30/98..............   1,500,000    1,501,304
                                                -----------
                                                  6,901,304
                                                -----------
SOUTH CAROLINA -- 11.0%
  Berkeley County, SC IDR (LOC:
    Nucor Corp.) VRDN 4.250%'D'...   1,000,000    1,000,000
  Berkeley County, SC IDR (LOC:
    Nucor Corp.) VRDN 4.250%'D'...   1,000,000    1,000,000
  Charleston County, SC IDR (LOC:
    Bank of America) VRDN
    3.600%'D'DD'..................   1,100,000    1,100,000
  Florence County, SC SWDR (LOC:
    Swiss Bank Corp.) VRDN
    4.400%'D'DD'..................   1,000,000    1,000,000
  South Carolina Public Power CP
    3.550%, 09/24/98..............   3,000,000    3,000,000
                                                -----------
                                                  7,100,000
                                                -----------
TEXAS -- 13.0%
  Brazos River Authority PCR
    (Texas Utilities Electric Co.)
    (Insured: AMBAC) VRDN
    4.400%'D'.....................   1,000,000    1,000,000
  Gulf Coast, TX IDA Marine
    Terminal Revenue (Amoco Oil
    Company Project) VRDN
    4.350%'D'DD'..................   1,000,000    1,000,000
  Gulf Coast Waste Disposal
    Authority of Texas PCR CP
    (LOC: Exxon) 3.750%,
    06/05/98......................   1,000,000    1,000,000
  Gulf Coast Waste Disposal
    Authority of Texas PCR & SWDR
    (Amoco Oil Co. Project) (LOC:
    Amoco Corp.) VRDN
    4.350%'D'DD'..................   1,400,000    1,400,000
  Sabine River Authority, TX PCR
    (Insured: MBIA) VRDN
    4.350%'D'DD'..................   1,000,000    1,000,000
  Texas State TRANS Ser. A 4.750%,
    08/31/98......................   3,000,000    3,010,072
                                                -----------
                                                  8,410,072
                                                -----------


                                    PRINCIPAL
                                      AMOUNT       VALUE
                                    ----------  -----------
UTAH -- 2.3%
  Carbon County, UT IDA CP (LOC:
    National Westminster Bank)
    3.600%, 05/15/98..............  $1,000,000  $ 1,000,000
  Salt Lake City, UT Airport
    Revenue Ser. A (LOC: Union
    Bank of Switzerland) VRDN
    4.100%'D'.....................     500,000      500,000
                                                -----------
                                                  1,500,000
                                                -----------
VIRGINIA -- 0.9%
  King George County, VA IDA (LOC:
    Credit Suisse First Boston
    Corp.) VRDN
    4.400%'D'DD'..................     600,000      600,000
                                                -----------
WASHINGTON -- 2.2%
  Washington State Public Power
    Supply System (Nuclear Project
    No. 1) Ser. C 4.500%,
    07/01/98......................     515,000      515,451
  Washington State Public Power
    Supply System (Nuclear Project
    No. 3) Ser. 1993-3A2 (LOC:
    Bank of America) VRDN
    4.250%'D'.....................     900,000      900,000
                                                -----------
                                                  1,415,451
                                                -----------
  TOTAL MUNICIPAL OBLIGATIONS
    (amortized cost $63,076,184)..............   63,076,184
                                                -----------

REGISTERED INVESTMENT COMPANIES -- 2.0%
  (cost $1,269,129)
                                      SHARES
                                    ----------
  Federated Tax-Free Obligations
    Fund..........................   1,269,129    1,269,129
                                                -----------
TOTAL INVESTMENTS -- 99.3%
    (cost $64,345,313)........................   64,345,313
                                                -----------

CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.7%..................      475,904
                                                -----------

NET ASSETS -- 100.0%..........................  $64,821,217
                                                -----------
                                                -----------

'DD' Subject to Alternative Minimum Tax.

'D' Securities payable on demand. Rate shown is rate in effect at April 30, 1998. This rate is subject to change and is based on bank prime rates or an index of market interest rates.

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL MONEY FUND

ABBREVIATIONS USED IN THE PORTFOLIO

AMBAC   American Municipal Bond Assurance
        Corporation
CP      Commercial Paper
FGIC    Financial Guaranty Insurance Corporation
GO      General Obligation
HDA     Housing Development Authority
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bond
LIQ     Liquidity Agreement

LOC     Letter of Credit
MBIA    Municipal Bond Investors Assurance Insurance
        Corporation
PCR     Pollution Control Revenue Bond
SLMA    Student Loan Marketing Association
SWDR    Solid Waste Disposal Revenue
TANS    Tax Anticipation Notes
TRANS   Tax and Revenue Anticipation Notes
VRDN    Variable Rate Demand Note

STATEMENT OF INVESTMENTS April 30, 1998 (unaudited)
--------------------------------------------------------------------------------
WINTHROP U.S. GOVERNMENT MONEY FUND

                                   PRINCIPAL
U.S. GOVERNMENT AGENCIES -- 59.8%    AMOUNT       VALUE
                                   ----------  -----------
Federal Farm Credit Bank
  5.900%, 06/02/98...............  $3,000,000  $ 3,000,813
  5.700%, 11/03/98...............   2,000,000    2,000,522

Federal Home Loan Mortgage Corp.
  Discount Notes
  5.450%, 05/08/98...............   4,800,000    4,794,913
  5.450%, 05/13/98...............     750,000      748,637
  5.480%, 05/13/98...............   1,250,000    1,247,717

Federal National Mortgage
  Association
  9.400%, 08/10/98...............   2,525,000    2,550,089
  7.850%, 09/10/98...............   1,260,000    1,269,450
  5.600%, 04/22/99...............   1,000,000      999,352

Federal National Mortgage
  Association Discount Notes
  5.400%, 06/05/98...............   2,000,000    1,989,500
  5.320%, 06/22/98...............   1,000,000      992,316

Student Loan Marketing
  Association Discount Note
  5.400%, 02/10/99...............   2,000,000    1,999,133
                                               -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (amortized cost $21,592,442)...............   21,592,442
                                               -----------

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL MONEY FUND

                                   PRINCIPAL
REPURCHASE AGREEMENTS -- 39.9%       AMOUNT       VALUE
                                   ----------  -----------
Goldman, Sachs & Co. 5.480%,
  dated 04/29/98 due 05/06/98 in
  the amount of $8,909,483 (fully
  collateralized by $9,027,474
  Federal Home Loan Mortgage
  Corporation 7.000%, 10/01/27,
  value $9,078,000)..............  $8,900,000  $ 8,900,000
JP Morgan 5.550%, dated 04/30/98
  due 05/01/98 in the amount of
  $3,718,573 (fully
  collateralized by $3,679,000
  U.S. Treasury Notes 6.125%,
  12/31/01 value $3,793,361).....   3,718,000    3,718,000
Salomon Brothers 5.530%, dated
  04/22/98 due 05/06/98 in the
  amount of $1,803,829 (fully
  collateralized by $1,794,556
  Federal Home Loan Mortgage
  Corporation 4.500% - 15.000%,
  06/01/98 - 08/01/27, value
  $1,817,770 and $20,588 Federal
  National Mortgage Association
  6.500% - 10.250%, value
  $28,110).......................   1,800,000    1,800,000
                                               -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $14,418,000).........................   14,418,000
                                               -----------
TOTAL INVESTMENTS -- 99.7%
  (cost $36,010,442).........................   36,010,442
                                               -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.3%.................      106,574
                                               -----------

NET ASSETS -- 100.0%.........................  $36,117,016
                                               -----------
                                               -----------

See notes to financial statements.

WINTHROP MONEY FUNDS -- STATEMENT OF ASSETS AND LIABILITIES April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                                          MUNICIPAL     U.S. GOVERNMENT
                                                                                         MONEY FUND       MONEY FUND
                                                                                         -----------    ---------------
ASSETS:
  Investments in securities, at value (cost $64,345,313 and $36,010,442, respectively)
     (including repurchase agreements of $14,418,000 for the U.S. Government Money
     Fund)............................................................................   $64,345,313      $36,010,442
  Cash................................................................................            --              304
  Receivable for capital stock sold...................................................       121,705           13,202
  Interest receivable.................................................................       532,650          226,648
  Deferred organization costs (Note A)................................................        53,996           53,997
                                                                                         -----------    ---------------
  Total assets........................................................................    65,053,664       36,304,593
                                                                                         -----------    ---------------
LIABILITIES:
  Payable to investment advisor.......................................................        61,145           53,918
  Payable to distributor..............................................................        14,165            7,559
  Dividends payable...................................................................        82,615           69,610
  Accrued expenses and other liabilities..............................................        74,522           56,490
                                                                                         -----------    ---------------
  Total liabilities...................................................................       232,447          187,577
                                                                                         -----------    ---------------
NET ASSETS............................................................................   $64,821,217      $36,117,016
                                                                                         -----------    ---------------
                                                                                         -----------    ---------------
NET ASSETS CONSIST OF:
  Capital paid-in.....................................................................   $64,821,217      $36,117,026
  Accumulated net realized loss on investments........................................            --              (10)
                                                                                         -----------    ---------------
                                                                                         $64,821,217      $36,117,016
                                                                                         -----------    ---------------
                                                                                         -----------    ---------------
  Shares outstanding..................................................................    64,821,217       36,117,026
                                                                                         -----------    ---------------
                                                                                         -----------    ---------------
  Net asset value and redemption value per share......................................         $1.00            $1.00

STATEMENT OF OPERATIONS for the Period ended April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                                          MUNICIPAL     U.S. GOVERNMENT
                                                                                          MONEY FUND      MONEY FUND
                                                                                          ----------    ---------------
INVESTMENT INCOME:
  Interest.............................................................................   $1,009,454      $ 1,057,259
                                                                                          ----------    ---------------
EXPENSES:
  Investment advisory fees (Note B)....................................................     112,751            75,251
  Distribution fees (Note B)...........................................................      70,470            47,032
  Registration fees....................................................................      33,200            26,000
  Transfer agent fees..................................................................      25,100            25,300
  Custodian fees.......................................................................      32,000            33,000
  Auditing fees........................................................................      12,500             9,500
  Printing fees........................................................................      12,500             8,000
  Trustees' fees (Note B)..............................................................       7,500             5,000
  Legal fees...........................................................................      12,000             7,000
  Miscellaneous........................................................................      23,777            21,648
  Amortization of organization costs (Note A)..........................................       7,006             7,006
                                                                                          ----------    ---------------
     Total expenses....................................................................     348,804           264,737
     Less expenses reimbursed by investment advisor (Note B)...........................     (95,113 )         (95,422)
                                                                                          ----------    ---------------
     Net expenses......................................................................     253,691           169,315
                                                                                          ----------    ---------------
NET INVESTMENT INCOME..................................................................     755,763           887,944
                                                                                          ----------    ---------------
INCREASE IN NET ASSETS FROM OPERATIONS.................................................   $ 755,763       $   887,944
                                                                                          ----------    ---------------
                                                                                          ----------    ---------------

See notes to financial statements.

WINTHROP MONEY FUNDS -- STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        MUNICIPAL                   U.S. GOVERNMENT
                                                                       MONEY FUND                     MONEY FUND
                                                               ---------------------------    ---------------------------
                                                               SIX MONTHS                     SIX MONTHS
                                                                  ENDED       PERIOD ENDED       ENDED       PERIOD ENDED
                                                               04/30/98'D'     10/31/97*      04/30/98'D'     10/31/97*
                                                               -----------    ------------    -----------    ------------
OPERATIONS:
  Net investment income.....................................   $   755,763    $   575,232     $   887,944    $   795,296
  Net realized loss on investments..........................            --             --              --            (10)
                                                               -----------    ------------    -----------    ------------
  Increase in net assets from operations....................       755,763        575,232         887,944        795,286
                                                               -----------    ------------    -----------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income.........................................      (755,763)      (575,232)       (887,944)      (795,296)
                                                               -----------    ------------    -----------    ------------
CAPITAL STOCK TRANSACTIONS -- (NET) Note C..................    26,139,862     38,681,355         942,942     35,174,084
                                                               -----------    ------------    -----------    ------------
  Total increase in net assets..............................    26,139,862     38,681,355         942,942     35,174,074
NET ASSETS:
  Beginning of period.......................................    38,681,355             --      35,174,074             --
                                                               -----------    ------------    -----------    ------------
  End of period.............................................   $64,821,217    $38,681,355     $36,117,016    $35,174,074
                                                               -----------    ------------    -----------    ------------
                                                               -----------    ------------    -----------    ------------

*Commencement of operations was February 24, 1997.

'D' Unaudited

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. Winthrop Money Funds ('Fund' or 'Funds') consists of two portfolios (the 'Portfolios'), the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund (together the 'Money Funds'), each a separate diversified series of the Winthrop Opportunity Funds (the 'Trust'). In addition, the Trust consists of the Winthrop International Equity Fund and the Winthrop Developing Markets Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Money Funds commenced operations on February 24, 1997.

The Municipal Money Fund seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from Federal income taxes by investing principally in a diversified portfolio of municipal securities. The investment objective of the U.S. Government Money Fund is maximum current income, consistent with liquidity and safety of principal, by investing in a portfolio of U.S. Government securities.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the Funds' policy to maintain a continuous net asset value of $1.00 per share for each Portfolio. The Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

  (1) SECURITY VALUATION: Securities are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian or custodians authorized in accordance

--------------------------------------------------------------------------------
  with guidelines approved by the Funds' Trustees. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. For federal income tax purposes, the cost of securities owned at April 30, 1998 was substantially the same as the cost of securities for financial statement purposes.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Security gains and losses are determined on the identified cost basis.

  (5) DIVIDENDS AND DISTRIBUTIONS: It is the policy of the Funds to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Funds not to distribute such gain.

  (6) DEFERRED ORGANIZATION COSTS: The Funds will reimburse the Advisor for costs incurred in connection with their organization. The costs are being amortized on a straight-line basis over sixty months commencing February 24, 1997.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: DLJ Investment Management Corp. (the 'Advisor') is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ('DLJ'). DLJ is an independently operated, indirect subsidiary of The Equitable Companies, Incorporated, a holding company controlled by AXA-UAP ('AXA'), a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies. Under its Advisory Agreement with the Funds, the Advisor will provide investment advisory services and order placement facilities for the Funds and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish the Funds, without charge, management supervision and assistance and office facilities. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Portfolio: .40 of 1% of each Portfolio's first $1 billion and .35 of 1% of the balance. Such fees will be accrued daily and paid monthly.

For the period November 1, 1997 through October 31, 1998, the Advisor has agreed to voluntarily reduce its management fees and the Advisor or its affiliates have agreed to reimburse operating expenses by the amount that total fund operating expenses exceed 0.90% of the average daily net assets of each Fund. After October 31, 1998, the Advisor or its affiliates may, in their sole discretion, determine to discontinue this practice with respect to either Fund. As a result of the voluntary assumption of expenses, the Municipal Money Fund and U.S. Government Money Fund were reimbursed $95,113 and $95,422, respectively, during the six months ended April 30, 1998.

Pursuant to Rule 12b-1 under the Act, the Fund has entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor, under which the Fund pays a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of its average daily net assets. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor for its distribution and service activities as reimbursement for specific expenses incurred. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including the Fund) to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee receives an attendance fee of $1,000 per audit committee meeting.

--------------------------------------------------------------------------------

NOTE (C) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.001 par value) authorized. Transactions in shares of beneficial interest were as follows ($1.00 per share):

                                                   MUNICIPAL MONEY FUND                  U.S. GOVERNMENT MONEY FUND
                                           -------------------------------------    -------------------------------------
                                           SIX MONTHS ENDED                         SIX MONTHS ENDED
                                              APRIL 30,          PERIOD ENDED          APRIL 30,          PERIOD ENDED
                                               1998'D'         OCTOBER 31, 1997*        1998'D'         OCTOBER 31, 1997*
                                           ----------------    -----------------    ----------------    -----------------

Shares sold.............................    $  165,203,822       $ 152,516,396        $ 94,487,011        $ 155,268,954
Shares issued through reinvestment of
  dividends.............................           718,240             522,240             878,066              689,953
                                           ----------------    -----------------    ----------------    -----------------
                                               165,922,062         153,038,636          95,365,077          155,958,907
                                           ----------------    -----------------    ----------------    -----------------
Shares redeemed.........................      (139,782,200)       (114,357,281)        (94,422,135)        (120,784,823)
                                           ----------------    -----------------    ----------------    -----------------
Net increase............................    $   26,139,862       $  38,681,355        $    942,942        $  35,174,084
                                           ----------------    -----------------    ----------------    -----------------
                                           ----------------    -----------------    ----------------    -----------------

'D' Unaudited
* Commencement of operations was February 24, 1997.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                                                                U.S. GOVERNMENT
                                                             MUNICIPAL MONEY FUND                  MONEY FUND
                                                  -------------------------------------------   ----------------
                                                  SIX MONTHS ENDED   PERIOD ENDED OCTOBER 31,   SIX MONTHS ENDED
                                                  APRIL 30, 1998*            1997'D'            APRIL 30, 1998*
                                                  ----------------   ------------------------   ----------------

Net asset value, beginning of period.............     $   1.00               $   1.00               $   1.00
Net investment income............................        0.013                  0.020                  0.023
Dividends from net investment income.............       (0.013)                (0.020)                (0.023)
                                                      --------               --------               --------
Net asset value, end of period...................     $   1.00               $   1.00               $   1.00
                                                      --------               --------               --------
                                                      --------               --------               --------
Total return'D'D'(1).............................         1.96%                  2.90%                  3.42%
Ratio of expenses to average net assets(1)(2)....         0.90%                  0.90%                  0.90%
Ratio of net investment income to average net
  assets(1)(2)...................................         2.68%                  2.87%                  4.72%
Net assets, end of period (000's omitted)........     $ 64,821               $ 38,681               $ 36,117


                                                   PERIOD ENDED OCTOBER 31,
                                                           1997'D'
                                                   ------------------------
                                                  <
Net asset value, beginning of period.............          $   1.00
Net investment income............................             0.031
Dividends from net investment income.............            (0.031)
                                                           --------
Net asset value, end of period...................          $   1.00
                                                           --------
                                                           --------
Total return'D'D'(1).............................              4.68%
Ratio of expenses to average net assets(1)(2)....              0.90%
Ratio of net investment income to average net
  assets(1)(2)...................................              4.65%
Net assets, end of period (000's omitted)........          $ 35,174

 * Unaudited

 'D' Commencement of operations was February 24, 1997.

'D'D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

 (1) Annualized

 (2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets as follows: Municipal Money Fund, .34% (annualized) for the six months ended 04/30/98 and .40% (annualized) for the period ended 10/31/97; and U.S. Government Money Fund, .51% (annualized) for the six months ended 04/30/98 and .45% (annualized) for the period ended 10/31/97.

                         WINTHROP MONEY FUNDS
                            (800) 225-8011


                             TRUSTEES

               G. MOFFETT COCHRAN     ROBERT E. FISCHER
               WILMOT H. KIDD, III    MARTIN JAFFE
                          JOHN W. WALLER, III


                             OFFICERS

            G. MOFFETT COCHRAN, Chairman and President
                  JAMES A. ENGLE, Vice President
        MARTIN JAFFE, Vice President, Secretary and Treasurer
                 BRIAN A. KAMMERER, Vice President

                         INVESTMENT ADVISER

                  DLJ INVESTMENT MANAGEMENT CORP.
               277 Park Avenue, New York, NY 10172

                             CUSTODIAN

                           Citibank, N.A.
                111 Wall Street, New York, NY 10043

                          TRANSFER AGENT

             FIRST DATA INVESTOR SERVICES GROUP, INC.
              P.O. Box 61503 (3200 Horizon Drive)
                   King of Prussia, PA 19406

                           DISTRIBUTION

        DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
                277 Park Avenue, New York, NY 10172

                      INDEPENDENT AUDITORS

                       ERNST & YOUNG, LLP
            787 Seventh Avenue, New York, NY 10019

                         LEGAL COUNSEL

             SKADDEN, ARPS, SLATE, MEAGHER & FLOM
             919 Third Avenue, New York, NY 10022


          This report is submitted for the general information of the stockholders of the Fund.
          It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

                            WMF-2  6/98


                               [LOGO]


                     WINTHROP MUNICIPAL MONEY FUND

                  WINTHROP U.S. GOVERNMENT MONEY FUND


                            APRIL 30, 1998


                               SEMI-ANNUAL
                                 REPORT




                          STATEMENT OF DIFFERENCES
                          ------------------------

The dagger symbol shall be expressed as...............................   'D'
The double dagger symbol shall be expressed as........................  'DD'